J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.33

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
xxxxx	304813083	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	FL	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxx	1 of 3	xx/xx/xxxx	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-08-30 09:28	Cleared	1	1	3	1
xxxxx	304813083	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	FL	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxx	2 of 3	xx/xx/xxxx	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Provide Eligibility Matrices referenced on the xxxxx xxxxx Statement, subject to additional conditions			Guidelines provided are sufficient. - xxxxx		2025-09-11 21:48	Resolved	3	1	3	1
xxxxx	304813083	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	FL	Primary Residence	Refinance	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxx	3 of 3	xx/xx/xxxx	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-09-08 20:01	Cleared	1	1	3	1
xxxxx	304758682	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	KY	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	1 of 3	xx/xx/xxxx	Credit	Hazard Insurance Coverage is less than all Subject Lien(s)	Hazard Insurance Coverage Amount of xxxxx is less than Total Amount of Subject Lien(s) of xxxxx Hazard coverage amount of xxxxx0 is less than the note amount of xxxxx. Neither evidence of guaranteed replacement cost nor Replacement Cost Estimate was provided.	Please see attached updated EOI - xxxxx Could you please advise if it will be acceptable for the insurance company to add in actual cash value to the policy which will be sufficient amount of coverage on the policy or does the policy must have restoration costs? - xxxxx	Hazard Insurance Coverage Amount of xxxxx is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - xxxxx
Please see attached updated EOI - xxxxx
No documentation was provided to support sufficient coverage per guideline requirements. Please provide evidence of sufficient insurance coverage per guideline requirements.  - xxxxx
Could you please advise if it will be acceptable for the insurance company to add in actual cash value to the policy which will be sufficient amount of coverage on the policy or does the policy must have restoration costs?  - xxxxx
																					2025-11-07 19:17	Resolved	1	1	1	1
xxxxx	304758682	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	KY	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	2 of 3	xx/xx/xxxx	Compliance	No Compliance Tests Performed	DSCRxxxxxBusiness Purpose loans are exempt from Reg Z and Reg X.					2025-08-04 19:25	Cleared	1	1	1	1
xxxxx	304758682	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	KY	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	3 of 3	xx/xx/xxxx	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-08-04 19:25	Cleared	1	1	1	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	1 of 8	xx/xx/xxxx	Credit	Missing VOM or VOR	Verification of Rent (VOR xxxxx verification of Mortgage (VOM) Document is Missing. Lender to provide a VOM for the private mortgage for xxxxx xxxxx xxxxx		Document Uploaded. - xxxxx	Pay history was provided. Condition resolved. - xxxxx Verification of Rent (VOR xxxxx verification of Mortgage (VOM) Document is not Missing - xxxxx		2025-11-18 22:41	Resolved	3	1	4	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	2 of 8	xx/xx/xxxx	Credit	Asset 2 Less Than 2 Months Verified	Asset has less than 2 months verified in file. Please provide an additional asset statement for the xxxxx xxxxx account ending in xxxxx.		Document Uploaded. - xxxxx	Two months statements are provided. Condition resolved. - xxxxx Asset 2 Verified Sufficiently Or Not Applicable - xxxxx		2025-11-18 22:43	Resolved	3	1	4	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	3 of 8	xx/xx/xxxx	Credit	Final Settlement Statement Missing.	The final Settlement Statement document is missing.		Document Uploaded. - xxxxx	Final Settlement Statement provided. Condition resolved. - xxxxx Final HUD-1 Document is not missing or estimated only. - xxxxx		2026-05-20 20:38	Resolved	3	1	4	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	4 of 8	xx/xx/xxxx	Compliance	Missing evidence of rate lock	Missing evidence of Rate Lock. I was unable to locate proof of the rate lock.		Document Uploaded. - xxxxx	Received rate lock - xxxxx		2025-11-17 14:35	Resolved	3	1	4	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	5 of 8	xx/xx/xxxx	Compliance	Missing HUD-1 Closing Statement	Final HUD-1 Document is Missing. Please provide the final settlement statement for the subject property (xxxxx) and the borrower's primary residence (xxxxx)		Document Uploaded. - xxxxx	Received HUD-1 - xxxxx		2025-11-17 14:35	Resolved	4	1	4	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	6 of 8	xx/xx/xxxx	Credit	Approval - Lender Income Calculation Missing	The loan file did not contain the lender income calculation worksheet as required. Please provide the self employment and rental income calculators to determine how the income what calculated.		Document Uploaded. - xxxxx	Lender's income worksheet provided. Condition resolved. - xxxxx		2025-11-18 22:35	Resolved	3	1	4	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	7 of 8	xx/xx/xxxx	Credit	Approval/Underwriting Summary Not Provided	The loan did not contain the Approval xxxxx underwriting Summary. Please provide the final approva xxxxx. The 1008 in file reflects a P&I of xxxxx, but the Note reflects a P&I of xxxxx		Document Uploaded. - xxxxx	Corrected 1008 provided. Condition resolved - xxxxx		2025-11-18 22:39	Resolved	3	1	4	1
xxxxx	304892338	xxxxx	xx/xx/xxxx	xxxxx	xxxxx	CA	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxx	8 of 8	xx/xx/xxxx	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-11-14 00:08	Cleared	1	1	4	1